Related Party Transactions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FTS international, inc.
Related Party Transaction [Line Items]
Related party transaction, expenses	$ 0	$ 93	$ 111